Annual Total Returns [BarChart] - iShares 10+ Year Investment Grade Corporate Bond ETF - iShares 10+ Year Investment Grade Corporate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	15.31%
Annual Return 2012	12.91%
Annual Return 2013	(7.05%)
Annual Return 2014	15.54%
Annual Return 2015	(4.76%)
Annual Return 2016	9.92%
Annual Return 2017	12.07%
Annual Return 2018	(7.18%)
Annual Return 2019	23.39%
Annual Return 2020	13.58%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -8.62%.